Consolidated Balance Sheet	Dec. 31, 2016 USD ($)
Current assets:
Cash	$ 598,294
Prepayments and other current assets	121,587
Total current assets	719,881
Fixed assets, net	547,804
Intangible assets	20,000
Total Assets	1,287,685
Current liabilities:
Accounts payable	154,361
Accrued expenses	54,789
Conversion feature liability	137,177
Total current liabilities	346,327
Commitments and contingencies
Redeemable convertible preferred stock, $0.01 par value, 1,000,000 shares authorized; 168 shares issued and outstanding ($168,496 aggregate liquidation value)	168,496
Stockholders’ equity:
Common stock, $0.01 par value, 100,000,000 shares authorized; 22,047,531 shares issued and outstanding at December 31, 2016	220,475
Common stock to be issued	9,375
Additional paid-in capital	2,730,770
Accumulated deficit	(2,187,758)
Total stockholders’ equity	772,862
Total liabilities and stockholders’ equity	$ 1,287,685